Finance Costs	12 Months Ended
Dec. 31, 2022
Disclosure of Finance Cost [Abstract]
Finance Costs
9.	FINANCE COSTS

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Interest expenses on lease liabilities	72	83	93